UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03495

Deutsche Money Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                          as of March 31, 2017 (Unaudited)

Deutsche Government Money Market Series

Deutsche Government Money Market Series (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Government Cash Management Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2017 the Fund owned approximately 80% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below

	Principal Amount ($)	Value ($)
Government & Agency Obligations 54.5%
U.S. Government Sponsored Agencies 49.9%
Federal Farm Credit Bank:
0.568% **, 4/10/2017	50,000,000	49,993,000
0.609% *, 3/2/2018	50,000,000	50,000,000
0.75% **, 10/5/2017	38,500,000	38,352,010
0.784% *, 1/9/2019	50,000,000	50,000,000
0.862% *, 7/23/2018	70,000,000	69,996,116
0.887% *, 10/22/2018	60,000,000	59,995,934
0.898% *, 1/10/2019	72,250,000	72,340,817
0.913% *, 7/20/2018	153,800,000	153,800,000
0.953% **, 10/5/2017	5,000,000	4,975,586
0.958% *, 4/20/2018	90,000,000	89,994,984
0.977% *, 10/27/2017	100,000,000	100,000,000
0.982% *, 6/20/2017	75,000,000	75,000,000
1.012% *, 8/27/2018	75,000,000	74,991,789
1.017% *, 3/8/2018	30,000,000	29,998,553
1.022% *, 8/29/2017	10,000,000	10,003,199
1.062% *, 11/13/2018	110,000,000	110,000,000
1.082% *, 12/5/2018	50,000,000	50,000,000
1.086% *, 9/21/2017	80,000,000	80,000,000
1.098% *, 6/20/2018	40,000,000	40,000,000
Federal Home Loan Bank:
0.568% **, 4/5/2017	20,000,000	19,998,756
0.588% **, 5/12/2017	28,500,000	28,481,174
0.609% *, 2/2/2018	111,500,000	111,500,000
0.634% **, 7/24/2017	45,000,000	44,910,937
0.649% **, 8/9/2017	200,000,000	199,537,778
0.65% *, 5/4/2017	48,250,000	48,250,000
0.658% *, 2/9/2018	108,500,000	108,500,000
0.659% **, 5/23/2017	47,000,000	46,955,872
0.661% *, 8/14/2017	140,000,000	140,000,000
0.667% *, 5/8/2017	100,000,000	100,000,000
0.682% *, 1/17/2018	78,000,000	78,000,000
0.684% **, 8/25/2017	30,000,000	29,917,875
0.688% *, 5/10/2017	50,000,000	50,000,000
0.71% **, 5/17/2017	40,000,000	39,964,222
0.71% **, 9/18/2017	80,000,000	79,735,558
0.74% **, 7/3/2017	65,000,000	64,877,421
0.747% *, 8/22/2017	108,000,000	107,996,082
0.76% **, 10/18/2017	50,000,000	49,791,667
0.76% **, 10/25/2017	25,000,000	24,892,188
0.76% **, 11/2/2017	62,000,000	61,722,292
0.763% *, 7/18/2017	95,000,000	95,000,000
0.781% **, 5/3/2017	55,500,000	55,462,013
0.791% **, 7/5/2017	40,000,000	39,917,667
0.791% **, 11/8/2017	47,000,000	46,774,948
0.808% *, 4/19/2017	100,000,000	100,000,000
0.812% *, 1/23/2018	75,000,000	74,999,849
0.822% *, 3/8/2018	105,000,000	105,000,000
0.895% *, 5/30/2018	102,000,000	102,000,000
0.913% *, 5/18/2017	106,000,000	106,000,000
0.917% *, 5/8/2017	25,000,000	25,000,000
0.923% **, 9/22/2017	17,500,000	17,423,029
0.924% *, 4/5/2017	100,000,000	100,000,000
0.932% *, 3/19/2018	95,000,000	95,000,000
0.942% *, 11/17/2017	126,550,000	126,522,718
0.959% *, 10/30/2017	50,000,000	49,998,709
0.968% *, 8/18/2017	160,000,000	159,911,106
0.998% *, 8/9/2017	34,540,000	34,590,946
1.024% *, 8/28/2017	285,000,000	284,988,266
Federal Home Loan Mortgage Corp.:
0.456% **, 5/3/2017	100,000,000	99,960,000
0.477% **, 4/6/2017	35,000,000	34,997,715
0.477% **, 4/7/2017	80,000,000	79,993,733
0.487% **, 5/1/2017	75,000,000	74,970,000
0.507% **, 4/25/2017	45,000,000	44,985,000
0.507% **, 5/16/2017	150,000,000	149,906,250
0.507% **, 5/17/2017	9,000,000	8,994,250
0.517% **, 4/21/2017	70,000,000	69,980,167
0.532% **, 5/5/2017	38,096,000	38,077,111
0.535% *, 4/11/2017	130,000,000	130,000,000
0.558% **, 5/18/2017	45,000,000	44,967,687
0.687% *, 5/8/2017	140,000,000	140,000,000
0.7% **, 10/2/2017	150,000,000	149,471,000
0.73% **, 6/19/2017	50,000,000	49,921,000
0.731% *, 1/11/2018	25,000,000	25,000,000
0.74% **, 5/3/2017	55,000,000	54,964,311
0.754% *, 8/10/2018	197,000,000	197,000,000
0.781% **, 6/21/2017	130,000,000	129,774,775
0.788% *, 5/16/2017	100,000,000	100,000,000
0.793% *, 7/24/2018	80,000,000	80,000,000
0.806% *, 12/22/2017	90,000,000	90,000,000
0.85% *, 2/22/2018	94,000,000	94,000,000
0.862% **, 8/24/2017	21,000,000	20,928,104
0.862% **, 8/24/2017	71,000,000	70,756,924
1.072% *, 12/21/2017	133,500,000	133,500,000
1.106% *, 7/21/2017	60,000,000	59,998,123
1.126% *, 3/8/2018	65,000,000	65,000,000
Federal National Mortgage Association:
0.875%, 10/26/2017	30,000,000	30,015,306
0.985% *, 1/11/2018	60,000,000	60,148,622
0.998% *, 7/20/2017	80,000,000	79,998,779
1.102% *, 3/21/2018	100,000,000	100,017,626
1.125%, 4/27/2017	109,000,000	109,042,714
		6,879,432,258
U.S. Treasury Obligations 4.6%
U.S. Treasury Bills:
0.507% **, 4/27/2017	75,000,000	74,972,917
0.517% **, 4/6/2017	39,828,000	39,825,179
0.635% **, 8/10/2017	45,000,000	44,897,492
0.671% **, 8/24/2017	61,000,000	60,837,350
0.755% **, 4/27/2017	141,000,000	140,924,134
0.771% **, 6/22/2017	65,000,000	64,887,478
0.791% **, 6/29/2017	40,000,000	39,922,867
U.S. Treasury Floating Rate Note, 0.856% *, 4/30/2017	25,000,000	24,997,972
U.S. Treasury Note, 0.875%, 8/15/2017	140,000,000	140,127,395
		631,392,784
Total Government & Agency Obligations (Cost $7,510,825,042)		7,510,825,042
Repurchase Agreements 37.9%
BNP Paribas, 0.79%, dated 3/31/2017, to be repurchased at $344,022,647 on 4/3/2017 (a)	344,000,000	344,000,000
BNP Paribas, 0.8%, dated 3/31/2017, to be repurchased at $100,006,667 on 4/3/2017 (b)	100,000,000	100,000,000
BNP Paribas, 0.81%, dated 3/31/2017, to be repurchased at $87,005,873 on 4/3/2017 (c)	87,000,000	87,000,000
Citigroup Global Markets, Inc., 0.76%, dated 3/31/2017, to be repurchased at $225,014,250 on 4/3/2017 (d)	225,000,000	225,000,000
Citigroup Global Markets, Inc., 0.79%, dated 3/31/2017, to be repurchased at $28,801,896 on 4/3/2017 (e)	28,800,000	28,800,000
Federal Reserve Bank of New York, 0.75%, dated 3/31/2017, to be repurchased at $3,500,218,750 on 4/3/2017 (f)	3,500,000,000	3,500,000,000
HSBC Securities, Inc., 0.78%, dated 3/31/2017, to be repurchased at $240,015,600 on 4/3/2017 (g)	240,000,000	240,000,000
Nomura Securities International, 0.82%, dated 3/31/2017, to be repurchased at $429,129,322 on 4/3/2017 (h)	429,100,000	429,100,000
Wells Fargo Bank, 0.81%, dated 3/31/2017, to be repurchased at $258,117,422 on 4/3/2017 (i)	258,100,000	258,100,000
Total Repurchase Agreements (Cost $5,212,000,000)		5,212,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $12,722,825,042) †	92.4	12,722,825,042
Other Assets and Liabilities, Net	7.6	1,048,301,255
Net Assets	100.0	13,771,126,297

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2017.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $12,722,825,042.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
26,824,900	U.S. Treasury Inflation-Indexed Notes	0.125-1.25	7/15/2020-4/15/2021	28,198,642
286,167,200	U.S. Treasury Notes	0.875-2.0	10/15/2017-12/31/2021	287,181,805
51,915,334	U.S. Treasury STRIPS	Zero Coupon	11/15/2027-5/15/2045	35,499,553
Total Collateral Value				350,880,000

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
87,634,000	Federal Agricultural Mortgage Corp.	0.685-1.1	6/7/2017-6/8/2018	87,771,017
14,020,000	Federal National Mortgage Association	2.625	9/6/2024	14,229,780
Total Collateral Value				102,000,797

(c)				Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
37,509,000	Federal Agricultural Mortgage Corp.	0.76-1.7	6/7/2017-2/28/2019	37,650,250
3,108,966	Federal Home Loan Mortgage Corp.	3.5-7.0	9/1/2028-12/1/2046	3,302,822
45,523,605	Federal National Mortgage Association	2.5-7.0	10/1/2031-12/1/2045	47,736,569
2,377,436	FREMF Mortgage Trust	0.1	7/25/2046	11,572
39,100	U.S. Treasury Note	2.125	3/31/2024	38,787
Total Collateral Value				88,740,000

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100	U.S. Treasury Bill	Zero Coupon	3/1/2018	99
227,365,300	U.S. Treasury Notes	0.875-3.5	2/15/2018-11/30/2022	229,499,972
Total Collateral Value				229,500,071

(e)	Collateralized by $29,508,800 U.S. Treasury Bill, Zero Coupon, maturing on 9/28/2017 with a value of $29,376,040.
(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
153,917,700	U.S. Treasury Bonds	3.125-4.75	2/15/2041-11/15/2041	200,410,678
3,218,283,100	U.S. Treasury Notes	2.5-3.625	2/15/2020-8/15/2023	3,299,808,162
Total Collateral Value				3,500,218,840

(g)	Collateralized by $468,719,694 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates of 5/15/2033-5/15/2040 with a value of $244,800,013.
(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
105,000	Federal Agricultural Mortgage Corp.	1.1	7/3/2018	105,163
33,185,000	Federal Home Loan Bank	2.25	3/18/2019	33,179,126
155,595,476	Federal Home Loan Mortgage Corp.	2.0-7.5	2/1/2018-4/1/2047	162,391,674
51,494,768	Federal National Mortgage Association	2.76-6.5	10/1/2019-3/1/2047	53,740,066
176,474,430	Government National Mortgage Association	3.0-6.0	6/15/2019-2/20/2047	183,404,295
800	U.S. Treasury Bill	Zero Coupon	5/25/2017	799
4,865,300	U.S. Treasury Notes	0.875-1.125	7/15/2018-5/31/2019	4,861,109
100	U.S. Treasury STRIPS	Zero Coupon	5/15/2044	43
Total Collateral Value				437,682,275

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,528,000	Federal National Mortgage Association	Zero Coupon	11/30/2017-4/5/2019	5,432,425
246,037,511	Financing Corp.	3.0-4.0	3/1/2032-2/1/2047	257,829,575
Total Collateral Value				263,262,000

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Government & Agency Obligations (j)	$—	$7,510,825,042	$—	$7,510,825,042
Repurchase Agreements	—	5,212,000,000	—	5,212,000,000
Total	$—	$12,722,825,042	$—	$12,722,825,042

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.
(j)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Government Money Market Series, a series of Deutsche Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 18, 2017